Note 1 - Organizational and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, by Balance Sheet Grouping [Table Text Block]
Instrument	Beginning of Period	Change	End of Period	Level	Valuation Methodology
Derivative liabilities	$494,626	($494,626)	$_____-___	3	Black Scholes

Instrument	Fair Value	Level	Valuation Methodology
Derivative liabilities as of December 31, 2011	$494,626	3	Black Scholes
Derivative liabilities as of December 31, 2010	$11,083,161	3	Binomial Lattice Model and Black Scholes

Property, Plant and Equipment, Estimated Useful Lives
Display equipment for trade shows		3		years
Leasehold improvements and furniture and fixtures	10	-	15	years
Shop equipment		7		years
Computers		3		years

Computers and trade show equipment (years)		3
Shop equipment (years)		7
Furniture, fixtures, and leasehold improvements (years)	10	-	15